Date: 11/19/2021 01:17 AM	Project: Form Type:
Client: __	File: tm2133114-79_RowPricEqtyIncom.htm Type: Pg: 1 of 3

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Communication Services: 4.9%
47,301		AT&T, Inc.	$ 1,277,600	0.4
107,249		Comcast Corp. – Class A	5,998,437	1.6
72,912		Fox Corp. - Class B	2,706,493	0.7
183,639		News Corp - Class A	4,321,026	1.2
10,505		Verizon Communications, Inc.	567,375	0.2
18,338	(1)	Walt Disney Co.	3,102,239	0.8
			17,973,170	4.9

		Consumer Discretionary: 3.5%
47,604		Kohl's Corp.	2,241,672	0.6
66,131	(1)	Las Vegas Sands Corp.	2,420,395	0.6
117,341	(1)	Mattel, Inc.	2,177,849	0.6
32,100		TJX Cos., Inc.	2,117,958	0.6
173,284		Volkswagen AG ADR	3,916,218	1.1
			12,874,092	3.5

		Consumer Staples: 6.8%
29,400		Altria Group, Inc.	1,338,288	0.4
7,504		Bunge Ltd.	610,225	0.2
36,000		Coca-Cola Co.	1,888,920	0.5
121,463		Conagra Brands, Inc.	4,113,952	1.1
36,040		Kimberly-Clark Corp.	4,773,138	1.3
2,800		Mondelez International, Inc.	162,904	0.0
42,613		Philip Morris International, Inc.	4,039,286	1.1
84,897		Tyson Foods, Inc.	6,701,769	1.8
9,511		Walmart, Inc.	1,325,643	0.4
			24,954,125	6.8

		Energy: 5.8%
6,074		Chevron Corp.	616,207	0.2
50,820		EOG Resources, Inc.	4,079,321	1.1
51,690		Exxon Mobil Corp.	3,040,406	0.8
52,431		Halliburton Co.	1,133,558	0.3
2,972		Hess Corp.	232,143	0.1
23,586		Occidental Petroleum Corp.	697,674	0.2
11,776		Targa Resources Corp.	579,497	0.2
44,286		TC Energy Corp.	2,129,714	0.6
179,499		TotalEnergies SE ADR	8,603,387	2.3
			21,111,907	5.8

		Financials: 23.6%
166,783		American International Group, Inc.	9,154,719	2.5
48,818		Bank of America Corp.	2,072,324	0.6
24,600		Bank of New York Mellon Corp.	1,275,264	0.4
27,400		Charles Schwab Corp.	1,995,816	0.6
38,623		Chubb Ltd.	6,700,318	1.8
33,100		Citizens Financial Group, Inc.	1,555,038	0.4
138,081		Equitable Holdings, Inc.	4,092,721	1.1
155,821		Fifth Third Bancorp	6,613,043	1.8
21,651		Franklin Resources, Inc.	643,468	0.2
11,700		Goldman Sachs Group, Inc.	4,422,951	1.2
25,200		Hartford Financial Services Group, Inc.	1,770,300	0.5
230,900		Huntington Bancshares, Inc.	3,569,714	1.0
16,107		JPMorgan Chase & Co.	2,636,555	0.7
110,226		Loews Corp.	5,944,488	1.6
5,787		Marsh & McLennan Cos., Inc.	876,325	0.2
114,868		Metlife, Inc.	7,090,802	1.9
44,366		Morgan Stanley	4,317,255	1.2
8,554		PNC Financial Services Group, Inc.	1,673,505	0.5
20,137		Raymond James Financial, Inc.	1,858,242	0.5
40,543		State Street Corp.	3,434,803	0.9
314,581		Wells Fargo & Co.	14,599,704	4.0
			86,297,355	23.6

		Health Care: 15.5%
54,610		AbbVie, Inc.	5,890,781	1.6
19,371		Anthem, Inc.	7,221,509	2.0
20,700		AstraZeneca PLC ADR	1,243,242	0.3
24,015		Becton Dickinson & Co.	5,903,367	1.6
3,800	(1)	Biogen, Inc.	1,075,362	0.3
25,100		Cardinal Health, Inc.	1,241,446	0.3
24,800	(1)	Centene Corp.	1,545,288	0.4
16,582		Cigna Corp.	3,319,053	0.9
51,070		CVS Health Corp.	4,333,800	1.2
16,683		Gilead Sciences, Inc.	1,165,308	0.3
21,894		GlaxoSmithKline PLC	413,209	0.1
27,536		Johnson & Johnson	4,447,064	1.2
45,008		Medtronic PLC	5,641,753	1.6
37,000		Merck & Co., Inc.	2,779,070	0.8
1,660		Organon & Co.	54,431	0.0
84,452		Pfizer, Inc.	3,632,281	1.0
56,849		Sanofi ADR	2,740,690	0.8
3,900		UnitedHealth Group, Inc.	1,523,886	0.4
17,538		Zimmer Biomet Holdings, Inc.	2,566,862	0.7
			56,738,402	15.5

		Industrials: 11.2%
4,200		3M Co.	736,764	0.2
16,874	(1)	Boeing Co.	3,711,268	1.0
10,247		Flowserve Corp.	355,264	0.1
102,443		General Electric Co.	10,554,702	2.9
25,360		L3Harris Technologies, Inc.	5,585,286	1.5
113,198		Nielsen Holdings PLC	2,172,270	0.6
19,760		Paccar, Inc.	1,559,459	0.4
27,202		Siemens AG ADR	2,234,372	0.6
8,272		Snap-On, Inc.	1,728,434	0.5
20,100	(1)	Southwest Airlines Co.	1,033,743	0.3
44,115	(1)	Stericycle, Inc.	2,998,497	0.8
46,402		United Parcel Service, Inc. - Class B	8,449,804	2.3
			41,119,863	11.2

		Information Technology: 8.4%
28,998		Applied Materials, Inc.	3,732,913	1.0
41,687		Cisco Systems, Inc.	2,269,023	0.6
30,100		Citrix Systems, Inc.	3,231,837	0.9
9,500	(1)	Fiserv, Inc.	1,030,750	0.3
19,346		Microsoft Corp.	5,454,024	1.5

Date: 11/19/2021 01:17 AM	Project: Form Type:
Client: __	File: tm2133114-79_RowPricEqtyIncom.htm Type: Pg: 2 of 3

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
7,645		NXP Semiconductor NV - NXPI - US	$ 1,497,426	0.4
64,912		Qualcomm, Inc.	8,372,350	2.3
8,200		TE Connectivity Ltd.	1,125,204	0.3
21,648		Texas Instruments, Inc.	4,160,962	1.1
			30,874,489	8.4

		Materials: 5.5%
11,782		Akzo Nobel NV	1,287,352	0.3
124,574		CF Industries Holdings, Inc.	6,953,721	1.9
21,833		DuPont de Nemours, Inc.	1,484,426	0.4
27,002		International Flavors & Fragrances, Inc.	3,610,707	1.0
115,621		International Paper Co.	6,465,526	1.8
3,591		PPG Industries, Inc.	513,549	0.1
			20,315,281	5.5

		Real Estate: 4.4%
68,034		Equity Residential	5,505,312	1.5
78,165		Rayonier, Inc.	2,788,927	0.8
9,900		Vornado Realty Trust	415,899	0.1
16,200		Welltower, Inc.	1,334,880	0.4
165,507		Weyerhaeuser Co.	5,887,084	1.6
			15,932,102	4.4

		Utilities: 7.4%
26,874		Ameren Corp.	2,176,794	0.6
35,900		Dominion Energy, Inc.	2,621,418	0.7
10,489		Edison International	581,825	0.2
10,100		Entergy Corp.	1,003,031	0.3
24,880		NextEra Energy, Inc.	1,953,578	0.5
160,924		NiSource, Inc.	3,899,188	1.1
47,804		Sempra Energy	6,047,206	1.6
142,106		Southern Co.	8,806,309	2.4
			27,089,349	7.4

		Total Common Stock
		(Cost $266,243,876)	355,280,135	97.0

PREFERRED STOCK: 1.4%
		Health Care: 0.4%
26,624	(1),(2)	Becton Dickinson and Co.	1,437,164	0.4

		Utilities: 1.0%
23,003	(1)	NextEra Energy, Inc.	1,172,233	0.3
10,753	(1)	NiSource, Inc.	1,112,398	0.3
30,331	(1)	Southern Co/The	1,547,184	0.4
			3,831,815	1.0

		Total Preferred Stock
		(Cost $5,056,360)	5,268,979	1.4

		Total Long-Term Investments
		(Cost $271,300,236)	360,549,114	98.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
		Repurchase Agreements: 0.4%
482,668	(3)	Daiwa Capital Markets, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $482,669, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $492,321, due 11/15/21-10/01/51)	$ 482,668	0.1
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/31/21-05/01/58)	1,000,000	0.3

		Total Repurchase Agreements
		(Cost $1,482,668)	1,482,668	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
2,910,808	(4) T. Rowe Price Government Reserve Fund, 0.050%
	(Cost $2,910,808)	2,910,808	0.8

	Total Short-Term Investments
	(Cost $4,393,476)	4,393,476	1.2

	Total Investments in Securities (Cost $275,693,712)	$ 364,942,590	99.6
	Assets in Excess of Other Liabilities	1,331,995	0.4
	Net Assets	$ 366,274,585	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2021.

Date: 11/19/2021 01:17 AM	Project: Form Type:
Client: __	File: tm2133114-79_RowPricEqtyIncom.htm Type: Pg: 3 of 3

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$17,973,170	$–	$–	$17,973,170
Consumer Discretionary	12,874,092	–	–	12,874,092
Consumer Staples	24,954,125	–	–	24,954,125
Energy	21,111,907	–	–	21,111,907
Financials	86,297,355	–	–	86,297,355
Health Care	56,325,193	413,209	–	56,738,402
Industrials	41,119,863	–	–	41,119,863
Information Technology	30,874,489	–	–	30,874,489
Materials	19,027,929	1,287,352	–	20,315,281
Real Estate	15,932,102	–	–	15,932,102
Utilities	27,089,349	–	–	27,089,349
Total Common Stock	353,579,574	1,700,561	–	355,280,135
Preferred Stock	2,719,417	2,549,562	–	5,268,979
Short-Term Investments	2,910,808	1,482,668	–	4,393,476
Total Investments, at fair value	$359,209,799	$5,732,791	$–	$364,942,590

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $276,772,894.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$95,221,715
Gross Unrealized Depreciation	(7,051,903)
Net Unrealized Appreciation	$88,169,812